Fair Value Measurements - Pre-funded Warrant Liabilities (Details)	Sep. 30, 2024 $ / shares	Jun. 30, 2024	Jun. 25, 2024 $ / shares	Dec. 31, 2023 $ / shares
Adagio Medical Inc
Warrants
Exercise price				$ 7.97
Pre-funded Warrants
Warrants
Exercise price	$ 0.01		$ 0.001
Pre-funded Warrants | Adagio Medical Inc
Warrants
Exercise price			0.001
Pre-funded Warrants | Series E Preferred Stock
Warrants
Exercise price			0.001
Conversion factor		1.08
Pre-funded Warrants | Series E Preferred Stock | Adagio Medical Inc
Warrants
Exercise price			$ 0.001
Conversion factor		1.08